                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08044

                      Morgan Stanley High Yield Fund, Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
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(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                  ---------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 12/31

Date of reporting period: 7/1/06 - 6/30/07

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08044
Reporting Period: 07/01/2006 - 06/30/2007
Morgan Stanley High Yield Fund, Inc.

===================== MORGAN STANLEY HIGH YIELD FUND, INC. =====================

PNM RESOURCES INC

Ticker:       PNM            Security ID:  69349H107
Meeting Date: MAY 22, 2007   Meeting Type: Annual
Record Date:  APR 2, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Adelmo E. Archuleta        For       For        Management
1.2   Elect Director Julie A. Dobson            For       For        Management
1.3   Elect Director Woody L. Hunt              For       For        Management
1.4   Elect Director Charles E. McMahen         For       For        Management
1.5   Elect Director Manuel T. Pacheco          For       For        Management
1.6   Elect Director Robert M. Price            For       For        Management
1.7   Elect Director Bonnie S. Reitz            For       For        Management
1.8   Elect Director Jeffry E. Sterba           For       For        Management
1.9   Elect Director Joan B. Woodard            For       For        Management
2     Ratify Auditors                           For       For        Management

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UBIQUITEL OPERATING COMPANY

Ticker:                      Security ID:  90348AAG4
Meeting Date: NOV 2, 2006    Meeting Type: Written Consent
Record Date:  SEP 29, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE ADOPTION OF CERTAIN PROPOSED          None      For        Management
      AMENDMENTS TO THE INDENTURES.

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VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: DEC 6, 2006    Meeting Type: Annual
Record Date:  NOV 2, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE AUDITORS REPORT AND FINANCIAL         For       For        Management
      STATEMENTS FOR THE YEAR ENDED 31 DECEMBER
      2005 BE AND ARE HEREBY RECEIVED.
2     Ratify Auditors                           For       For        Management
3     THE BOARD OF DIRECTORS BE AND ARE HEREBY  For       For        Management
      AUTHORIZED TO DETERMINE THE REMUNERATION
      OF THE AUDITORS TO THE COMPANY.
4     S. DENNIS BELCHER BE HEREBY ELECTED AS    For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
5     DIDIER DELEPINE BE HEREBY ELECTED AS      For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
6     THOMAS DOSTER BE HEREBY ELECTED AS        For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
7     LESLIE GOODMAN BE HEREBY ELECTED AS       For       For        Management
      DIRECTOR TO SERVE UNTIL THE ANNUAL
      GENERAL MEETING OR UNTIL HIS SUCCESSOR IS
      APPOINTED
8     KEVIN POWER BE HEREBY ELECTED AS DIRECTOR For       For        Management
      TO SERVE UNTIL THE ANNUAL GENERAL MEETING
      OR UNTIL HIS SUCCESSOR IS APPOINTED
9     LUCY WOODS BE HEREBY ELECTED AS DIRECTOR  For       For        Management
      TO SERVE UNTIL THE ANNUAL GENERAL MEETING
      OR UNTIL HER SUCCESSOR IS APPOINTED

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XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       For        Management
1.2   Elect Director Carl J. Grivner            For       For        Management
1.3   Elect Director Peter Shea                 For       For        Management
1.4   Elect Director Adam Dell                  For       For        Management
1.5   Elect Director Fredrik C. Gradin          For       For        Management
1.6   Elect Director Vincent J. Intrieri        For       For        Management
1.7   Elect Director Robert L. Knauss           For       For        Management
1.8   Elect Director Keith Meister              For       For        Management
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley High Yield Fund, Inc.
              ------------------------------------

By (Signature and Title):

                                      /s/ Ronald E. Robison
                 ---------------------------------------------------------------
                 President and Principal Executive Officer - Office of the Funds

Date August 28, 2007

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